Net fee income - Summary of net fee income (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Analysis Of Income And Expense [Line Items]
Account services		£ 169	£ 142
Funds under management		208	219
Cards		29	27
Credit facilities		137	117
Broking income		167	192
Underwriting		138	92
Imports/exports		19	21
Remittances		55	45
Global custody		98	97
Corporate finance		35	61
Securities others – (including stock lending)		52	39
Trust income		27	25
Other		224	229
Fee income	[1]	1,358	1,306
Less: fee expense	[1]	(684)	(644)
Net fee income	[1]	674	662
MSS
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income		670	664
Less: fee expense		(751)	(705)
Net fee income		(81)	(41)
GB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income		446	416
Less: fee expense		(93)	(86)
Net fee income		353	330
GBM Other
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income		70	20
Less: fee expense		(45)	(33)
Net fee income		25	(13)
CMB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income		216	210
Less: fee expense		(8)	(14)
Net fee income		208	196
WPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income		279	295
Less: fee expense		(103)	(101)
Net fee income		176	194
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income		(323)	(299)
Less: fee expense		316	295
Net fee income		£ (7)	£ (4)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.